Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Utilities Portfolio - VIP Utilities Portfolio - Initial Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798